UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	AIC Investment Services Inc.
Address:  	1375 Kerns Rd.
           	Burlington, ON, Canada
           	L7R 4X8

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Wellum
Title: Chief Investment Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

                        		Burlington, Ontario, Canada	       November   , 2006
Signature			City, State			 Date

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-5110 Third Avenue Management LLC
28-04003		           Ariel Capital Management, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	113

Form 13F Information Table Value Total: 	$3,128,998
       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


13F - INFORMATION TABLE as at September 30, 2006
                                                                                                      VOTING AUTHORITY
NAME OF ISSUER                   TITLE         CUSIP     Value     SHRS     SH/ PUT/  INVSTMT  OTHER    SOLE     SHRD    NONE
                                OF CLASS      NUMBER    (x$1000)   OR PRN   PRN  CALL DSCRETN  MNGERS

4 KIDS ENTMT INC            COM             350865101      6,135     371,825 SH        SOLE             371,825
ABN AMRO HLDG NV            SPONSORED ADR   000937102      1,914      65,500 SH        SOLE              65,500
ACXIOM CORP                 COM             005125109      4,263     172,858 SH        SOLE             172,858
ADOBE SYS INC               COM             00724F101      1,401      37,404 SH        SOLE              37,404
AFLAC INC                   COM             001055102      9,612     210,063 SH        SOLE             210,063
ALLSTATE CORP               COM             020002101      1,411      22,500 SH        SOLE              22,500
AMERICAN EXPRESS CO         COM             025816109      3,436      61,276 SH        SOLE              61,276
AMERICAN INTL GROUP INC     COM             026874107     17,944     270,808 SH        SOLE             270,808
AMVESCAP PLC                SPONSORED ADR   03235E100        395      18,000 SH        SOLE              18,000
APPLIED MATLS INC           COM             038222105      9,696     546,852 SH        SOLE             546,852
AUTODESK INC                COM             052769106      1,398      40,190 SH        SOLE              40,190
AVIS BUDGET GROUP           COM             053774105      3,983     217,787 SH        SOLE             217,787
AXA                         SPONSORED ADR   054536107      1,347      36,500 SH        SOLE              36,500
BANK NOVA SCOTIA HALIFAX    COM             064149107     85,280   1,982,794 SH        SOLE           1,982,794
BANK OF AMERICA CORPORATION COM             060505104     98,602   1,840,626 SH        SOLE           1,840,626
BAUSCH & LOMB INC           COM             071707103      7,369     147,000 SH        SOLE             147,000
BCE INC                     COM NEW         05534B760        564      20,771 SH        SOLE              20,771
BERKSHIRE HATHAWAY INC DEL  CL B            084670207        365         115 SH        SOLE                 115
BERKSHIRE HATHAWAY INC DEL  CL A            084670108     35,733         373 SH        SOLE                 373
BOSTON SCIENTIFIC CORP      COM             101137107        922      62,337 SH        SOLE              62,337
BROOKFIELD ASSET MGMT INC   CL A LTD VT SH  112585104    100,925   2,281,022 SH        SOLE           2,281,022
CANADIAN NAT RES LTD        COM             136385101      4,621     101,327 SH        SOLE             101,327
CAPITAL ONE FINL CORP       COM             14040H105      5,322      67,661 SH        SOLE              67,661
CAPITALSOURCE INC           COM             14055X102      1,162      45,000 SH        SOLE              45,000
CDN IMPERIAL BK OF COMMERCE COM             136069101      4,634      61,439 SH        SOLE              61,439
CHECKFREE CORP NEW          COM             162813109        269       6,500 SH        SOLE               6,500
CISCO SYS INC               COM             17275R102      3,641     158,283 SH        SOLE             158,283
CITIGROUP INC               COM             172967101    117,849   2,372,638 SH        SOLE           2,372,638
COGNOS INC                  COM             19244C109      2,989      82,241 SH        SOLE              82,241
CORUS ENTERTAINMENT INC     COM CL B NON VTG220874101      4,621     121,103 SH        SOLE             121,103
COTT CORP QUE               COM             22163N106     26,848   1,570,059 SH        SOLE           1,570,059
COUNTRYWIDE FINANCIAL CORP  COM             222372104      6,194     176,780 SH        SOLE             176,780
CREDIT SUISSE GROUP         SPONSORED ADR   225401108      3,549      61,250 SH        SOLE              61,250
D R HORTON INC              COM             23331A109    175,242   7,317,000 SH        SOLE           7,317,000
DELL INC                    COM             24702R101     11,320     495,611 SH        SOLE             495,611
DEUTSCHE BANK AG NAMEN      ORD             DE000514000      362       3,000 SH        SOLE               3,000
DIRECTV GROUP INC           COM             25459L106     49,401   2,510,197 SH        SOLE           2,510,197
ENCANA CORP                 COM             292505104      1,087      23,335 SH        SOLE              23,335
ENTERCOM COMMUNICATIONS CORPCL A            293639100      9,238     366,582 SH        SOLE             366,582
FIFTH THIRD BANCORP         COM             316773100      7,067     185,576 SH        SOLE             185,576
FIRST DATA CORP             COM             319963104     49,487   1,178,256 SH        SOLE           1,178,256
HARTFORD FINL SVCS GROUP INCCOM             416515104     20,540     236,777 SH        SOLE             236,777
HOME DEPOT INC              COM             437076102     78,605   2,167,219 SH        SOLE           2,167,219
HSBC HLDGS PLC              SPON ADR NEW    404280406      4,688      51,215 SH        SOLE              51,215
ICICI BK LTD                ADR             45104G104        952      31,000 SH        SOLE              31,000
IMPERIAL OIL LTD            COM NEW         453038408      4,774     142,309 SH        SOLE             142,309
INFOSYS TECHNOLOGIES LTD    SPONSORED ADR   456788108      5,377     112,660 SH        SOLE             112,660
ING GROEP N V               SPONSORED ADR   456837103      1,606      36,509 SH        SOLE              36,509
INTEL CORP                  COM             458140100      4,498     218,650 SH        SOLE             218,650
INTERPUBLIC GROUP COS INC   COM             460690100     15,845   1,600,551 SH        SOLE           1,600,551
IPSCO INC                   COM             462622101      4,734      54,578 SH        SOLE              54,578
JOHNSON & JOHNSON           COM             478160104     60,217     927,277 SH        SOLE             927,277
JOURNAL COMMUNICATIONS INC  CL A            481130102      7,658     679,517 SH        SOLE             679,517
JP MORGAN CHASE & CO        COM             46625H100     40,494     862,306 SH        SOLE             862,306
KB HOME                     COM             48666K109     21,831     498,433 SH        SOLE             498,433
KINGSWAY FINL SVCS INC      COM             496904103      4,713     207,257 SH        SOLE             207,257
LINEAR TECHNOLOGY CORP      COM             535678106      1,059      34,020 SH        SOLE              34,020
LOGITECH INTERNATIONAL S A  SPONSORED ADR   541419107      1,096      50,360 SH        SOLE              50,360
MAGNA INTL INC              CL A            559222401      5,245      72,187 SH        SOLE              72,187
MANULIFE FINL CORP          COM             56501R106    100,207   3,109,058 SH        SOLE           3,109,058
MARVELL TECHNOLOGY GROUP LTDORD             BMG5876H105      636      32,820 SH        SOLE              32,820
MAXIM INTEGRATED PRODS INC  COM             57772K101      3,695     131,624 SH        SOLE             131,624
MDS INC                     COM             55269P302     48,342   2,819,592 SH        SOLE           2,819,592
MEDTRONIC INC               COM             585055106      1,032      22,230 SH        SOLE              22,230
MERRILL LYNCH & CO INC      COM             590188108     73,380     938,122 SH        SOLE             938,122
MICROSOFT CORP              COM             594918104     13,826     505,900 SH        SOLE             505,900
MORGAN STANLEY              COM NEW         617446448      9,493     130,204 SH        SOLE             130,204
NASH FINCH CO               COM             631158102      6,276     266,721 SH        SOLE             266,721
NCO GROUP INC               COM             628858102     10,266     391,534 SH        SOLE             391,534
NEXEN INC                   COM             65334H102      4,899      91,580 SH        SOLE              91,580
NIKE INC                    CL B            654106103     23,828     271,942 SH        SOLE             271,942
NOMURA HLDGS INC            SPONSORED ADR   65535H208        352      20,000 SH        SOLE              20,000
NORTHERN TR CORP            COM             665859104      9,517     162,877 SH        SOLE             162,877
NOVELIS INC                 COM             67000X106      5,086     198,482 SH        SOLE             198,482
OPPENHEIMER HLDGS INC       CL A NON VTG    683797104     18,193     640,841 SH        SOLE             640,841
PALL CORP                   COM             696429307     19,966     648,052 SH        SOLE             648,052
PETRO-CDA                   COM             71644E102      4,723     117,202 SH        SOLE             117,202
PFIZER INC                  COM             717081103      4,625     163,076 SH        SOLE             163,076
PMI GROUP INC               COM             69344M101    109,262   2,493,993 SH        SOLE           2,493,993
POSCO                       SPONSORED ADR   693483109      3,535      54,436 SH        SOLE              54,436
PROGRESSIVE CORP OHIO       COM             743315103      8,263     336,718 SH        SOLE             336,718
QUEST DIAGNOSTICS INC       COM             74834L100        868      14,195 SH        SOLE              14,195
RADIAN GROUP INC            COM             750236101    126,172   2,102,867 SH        SOLE           2,102,867
REALOGY CORP                COM             75605E100     12,349     544,468 SH        SOLE             544,468
REGIS CORP MINN             COM             758932107     10,238     285,580 SH        SOLE             285,580
RESEARCH IN MOTION LTD      COM             760975102        873       8,500 SH        SOLE               8,500
ROYAL BK CDA MONTREAL QUE   COM             780087102    123,435   2,784,693 SH        SOLE           2,784,693
RYLAND GROUP INC            COM             783764103      5,868     135,800 SH        SOLE             135,800
SK TELECOM LTD              SPONSORED ADR   78440P108      6,660     281,826 SH        SOLE             281,826
SPRINT NEXTEL CORP          COM FON         852061100      9,055     528,000 SH        SOLE             528,000
ST JOE CO                   COM             790148100      1,043      19,000 SH        SOLE              19,000
STEWART INFORMATION SVCS CORCOM             860372101        435      12,500 SH        SOLE              12,500
SUN LIFE FINL INC           COM             866796105     85,063   2,072,201 SH        SOLE           2,072,201
SUNCOR ENERGY INC           COM             867229106    115,683   1,611,312 SH        SOLE           1,611,312
SYMANTEC CORP               COM             871503108     16,736     786,456 SH        SOLE             786,456
SYSCO CORP                  COM             871829107     48,091   1,437,684 SH        SOLE           1,437,684
TD BANKNORTH INC            COM             87235A101      3,627     125,586 SH        SOLE             125,586
THOMSON CORP                COM             884903105    158,589   3,936,339 SH        SOLE           3,936,339
TJX COS INC NEW             COM             872540109        943      33,647 SH        SOLE              33,647
TOLL BROTHERS INC           COM             889478103     12,046     429,000 SH        SOLE             429,000
TORONTO DOMINION BK ONT     COM NEW         891160509    450,216   7,571,005 SH        SOLE           7,571,005
TRANSALTA CORP              COM             89346D107      4,740     223,197 SH        SOLE             223,197
TYCO INTL LTD NEW           COM             902124106     14,819     529,430 SH        SOLE             529,430
UBS AG                      SHS NEW         CH002489948   11,705     195,835 SH        SOLE             195,835
VERISIGN INC                COM             92343E102     17,818     882,081 SH        SOLE             882,081
WAL MART STORES INC         COM             931142103     99,021   2,007,735 SH        SOLE           2,007,735
WASHINGTON MUT INC          COM             939322103      8,717     200,535 SH        SOLE             200,535
WELLS FARGO & CO NEW        COM             949746101      9,329     257,850 SH        SOLE             257,850
WESTERN DIGITAL CORP        COM             958102105        908      50,140 SH        SOLE              50,140
WILLIS GROUP HOLDINGS LTD   SHS             BMG96655108  112,115   2,950,386 SH        SOLE           2,950,386
WINNEBAGO INDS INC          COM             974637100      6,612     210,716 SH        SOLE             210,716
WYNDHAM WORLDWIDE CORP      COM             98310W108     12,183     435,575 SH        SOLE             435,575
YAHOO INC                   COM             984332106      2,109      83,437 SH        SOLE              83,437
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